LEASE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease
LEASE

NOTE H - LEASE

In September 2024, the Company entered into an office suite lease. The term of the lease is for a period of 12 months. The Lease auto-renews for an additional 2 years, unless the owner is notified of a termination. The Company intends to renew the lease and therefore it was considered to be a 3-year lease for purposes of calculating the Right-of-Use. This lease is classified as an operating lease in the accompanying consolidated balance sheet. A security deposit of $1,995 was paid in connection with this lease. A discount rate of 8% was utilized upon recognition of the lease asset and liability. The initial present value of the lease payments was $7,689. The payments under the lease commence at $650 per month and escalate to $690 per month over the three years, and are summarized are as follows:

2025	$5,928

2026	8,114

2027	5,517

Total payments	19,559

Less interest	12,181

Total liability	$7,378

The amounts recorded on the consolidated statement of financial position at March 31, 2025 were as follows:

Right-of-use asset, net	$6,194
Lease liability -long term	$6,390
Lease liability – short term	$988

NOTE H - LEASE

In September 2024, the Company entered into an office suite lease. The term of the lease is for a period of 12 months. The Lease auto-renews for an additional 2 years, unless the Owner is notified. The Company intends to renew the lease and therefore it was considered to be a 3-year lease for purposes of calculating the Right-of-Use. This lease is classified as an operating lease in the accompanying consolidated balance sheet. A security deposit of $1,995 was paid in connection with this lease. A discount rate of 8% was utilized upon recognition of the lease asset and liability. The initial present value of the lease payments was $7,689. The payments under the lease commence at $650 per month and escalate to $690 per month over the three years, and are summarized are as follows:

2025	$7,878

2026	8,114

2027	5,517

Total payments	21,509

Less interest	13,977

Total liability	$7,532

The amounts recorded on the consolidated statement of financial position at December 31, 2024 were as follows:

Right-of-use asset, net	$6,835
Lease liability -long term	$6,544
Lease liability – short term	$988